UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494
                                                     ---------

                             The Gabelli Asset Fund
                  -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

              COMMON STOCKS -- 99.5%
              AEROSPACE -- 0.9%
     70,000   Boeing Co. .......................................  $    5,455,100
     20,000   Herley Industries Inc.+ ..........................         417,600
     12,000   Lockheed Martin Corp. ............................         901,560
     31,000   Northrop Grumman Corp. ...........................       2,116,990
  1,500,000   Rolls-Royce Group plc+ ...........................      11,935,993
 80,700,000   Rolls-Royce Group plc, Cl. B .....................         143,013
                                                                  --------------
                                                                      20,970,256
                                                                  --------------
              AGRICULTURE -- 1.3%
    750,000   Archer-Daniels-Midland Co. .......................      25,237,500
     15,000   Delta & Pine Land Co. ............................         452,400
     40,529   Monsanto Co. .....................................       3,434,833
     35,000   Mosaic Co.+ ......................................         502,250
      1,000   Potash Corp. of Saskatchewan Inc. ................          88,090
                                                                  --------------
                                                                      29,715,073
                                                                  --------------
              AUTOMOTIVE -- 0.8%
    500,000   Navistar International Corp.+ ....................      13,790,000
     45,000   PACCAR Inc. ......................................       3,171,600
     25,000   Volkswagen AG ....................................       1,887,770
                                                                  --------------
                                                                      18,849,370
                                                                  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.1%
    107,000   BorgWarner Inc. ..................................       6,424,280
    240,000   CLARCOR Inc. .....................................       8,544,000
    300,000   Dana Corp. .......................................         453,000
    260,000   Earl Scheib Inc.+ ................................         949,000
    195,000   Federal-Mogul Corp.+ .............................          62,400
    520,000   Genuine Parts Co. ................................      22,791,600
    167,000   Johnson Controls Inc. ............................      12,680,310
    170,000   Midas Inc.+ ......................................       3,717,900
    288,000   Modine Manufacturing Co. .........................       8,496,000
    150,000   Proliance International Inc.+ ....................         819,000
    185,000   Standard Motor Products Inc. .....................       1,642,800
     70,000   Superior Industries International Inc. ...........       1,355,200
    155,000   Tenneco Inc.+ ....................................       3,361,950
                                                                  --------------
                                                                      71,297,440
                                                                  --------------
              AVIATION: PARTS AND SERVICES -- 3.3%
     60,000   Aviall Inc.+ .....................................       2,284,800
    262,500   Curtiss-Wright Corp. .............................      17,377,500
     15,000   EDO Corp. ........................................         462,750
    225,000   Fairchild Corp., Cl. A+ ..........................         585,000
    570,000   GenCorp Inc.+ ....................................      11,713,500
    110,000   Kaman Corp. ......................................       2,767,600
    340,000   Precision Castparts Corp. ........................      20,196,000
    107,000   Sequa Corp., Cl. A+ ..............................      10,464,600
    105,000   Sequa Corp., Cl. B+ ..............................      10,255,350
                                                                  --------------
                                                                      76,107,100
                                                                  --------------
              BROADCASTING -- 1.0%
    401,000   CBS Corp., Cl. A .................................       9,664,100
     50,000   CBS Corp., Cl. B .................................       1,199,000

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

     10,000   Cogeco Inc. ......................................  $      241,041
     20,000   Corus Entertainment Inc., Cl. B ..................         613,092
     79,000   Fisher Communications Inc.+ ......................       3,535,250
    166,000   Granite Broadcasting Corp.+ ......................          19,920
    310,000   Gray Television Inc. .............................       2,604,000
     10,000   Gray Television Inc., Cl. A ......................          80,600
    180,000   Lin TV Corp., Cl. A+ .............................       1,620,000
     30,000   Paxson Communications Corp.+ .....................          28,200
     40,000   Sinclair Broadcast Group Inc., Cl. A .............         326,000
    400,000   Television Broadcasts Ltd. .......................       2,268,290
    215,000   Young Broadcasting Inc., Cl. A+ ..................         731,000
                                                                  --------------
                                                                      22,930,493
                                                                  --------------
              BUSINESS SERVICES -- 0.8%
     25,851   Acco Brands Corp.+ ...............................         573,892
    210,000   Cendant Corp. ....................................       3,643,500
     45,000   ChoicePoint Inc.+ ................................       2,013,750
      4,000   Clear Channel Outdoor Holdings Inc., Cl. A+ ......          93,800
    195,000   Ecolab Inc. ......................................       7,449,000
     10,000   Imation Corp. ....................................         429,100
     65,000   Landauer Inc. ....................................       3,264,300
    118,000   Nashua Corp.+ ....................................       1,003,000
                                                                  --------------
                                                                      18,470,342
                                                                  --------------
              CABLE AND SATELLITE -- 4.9%
  2,000,000   Cablevision Systems Corp., Cl. A+ ................      53,400,000
    255,000   Comcast Corp., Cl. A+ ............................       6,670,800
     40,000   Comcast Corp., Cl. A, Special+ ...................       1,044,800
    264,396   DIRECTV Group Inc.+ ..............................       4,336,095
    100,000   EchoStar Communications Corp., Cl. A+ ............       2,987,000
    320,096   Liberty Global Inc., Cl. A+ ......................       6,552,365
    310,000   Liberty Global Inc., Cl. C+ ......................       6,122,500
    750,000   Rogers Communications Inc., Cl. B,
               New York ........................................      28,612,500
     10,000   Rogers Communications Inc., Cl. B,
               Toronto .........................................         381,470
     60,000   Shaw Communications Inc., Cl. B ..................       1,430,834
     80,000   Shaw Communications Inc., Cl. B,
              Non-Voting .......................................       1,912,800
                                                                  --------------
                                                                     113,451,164
                                                                  --------------
              CLOSED-END FUNDS -- 0.1%
     78,001   Royce Value Trust Inc. ...........................       1,628,661
                                                                  --------------
              COMMUNICATIONS EQUIPMENT -- 2.1%
    113,223   Agere Systems Inc.+ ..............................       1,702,874
    570,000   Corning Inc.+ ....................................      15,338,700
    850,000   Lucent Technologies Inc.+ ........................       2,592,500
    300,000   Motorola Inc. ....................................       6,873,000
    235,000   Nortel Networks Corp.+ ...........................         716,750
    390,000   Thomas & Betts Corp.+ ............................      20,038,200
                                                                  --------------
                                                                      47,262,024
                                                                  --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.4%
     10,000   CA Inc. ..........................................         272,100
     50,000   Jupitermedia Corp.+ ..............................         899,000

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     26,026   Telecom Italia Media SpA+ ........................  $       14,051
    225,000   Yahoo! Inc.+ .....................................       7,258,500
                                                                  --------------
                                                                       8,443,651
                                                                  --------------
              CONSUMER PRODUCTS -- 5.2%
     40,500   Alberto-Culver Co. ...............................       1,791,315
     12,000   Altria Group Inc. ................................         850,320
     11,000   Christian Dior SA ................................       1,097,760
    285,000   Church & Dwight Co. Inc. .........................      10,522,200
     40,000   Clorox Co. .......................................       2,394,000
     40,000   Colgate-Palmolive Co. ............................       2,284,000
     40,000   Eastman Kodak Co. ................................       1,137,600
    275,000   Energizer Holdings Inc.+ .........................      14,575,000
    110,000   Fortune Brands Inc. ..............................       8,869,300
    290,000   Gallaher Group plc, ADR ..........................      16,863,500
      3,000   Givaudan SA ......................................       2,305,834
     37,000   Harley-Davidson Inc. .............................       1,919,560
     82,000   Lenox Group Inc.+ ................................       1,074,200
    100,000   Mattel Inc. ......................................       1,813,000
     76,000   Maytag Corp. .....................................       1,621,080
     50,300   National Presto Industries Inc. ..................       2,473,251
    520,000   Procter & Gamble Co. .............................      29,962,400
     50,000   Reckitt Benckiser plc ............................       1,759,994
  1,000,000   Swedish Match AB .................................      13,674,007
     10,000   Syratech Corp.+ ..................................             500
    115,000   Wolverine World Wide Inc. ........................       2,544,950
                                                                  --------------
                                                                     119,533,771
                                                                  --------------
              CONSUMER SERVICES -- 1.0%
      1,600   eBay Inc.+ .......................................          62,496
     10,000   Expedia Inc.+ ....................................         202,700
    455,000   IAC/InterActiveCorp+ .............................      13,408,850
    445,000   Rollins Inc. .....................................       9,006,800
                                                                  --------------
                                                                      22,680,846
                                                                  --------------
              DIVERSIFIED INDUSTRIAL -- 6.0%
    120,000   Acuity Brands Inc. ...............................       4,800,000
      5,000   Anixter International Inc. .......................         238,900
     75,403   Contax Participacoes SA, ADR .....................          94,487
    250,000   Cooper Industries Ltd., Cl. A ....................      21,725,000
    420,000   Crane Co. ........................................      17,224,200
     62,000   Gardner Denver Inc.+ .............................       4,042,400
    240,000   Greif Inc., Cl. A ................................      16,420,800
     30,000   Harbor Global Co. Ltd.+ ..........................         270,000
    425,000   Honeywell International Inc. .....................      18,177,250
    590,000   ITT Industries Inc. ..............................      33,169,800
    139,000   Katy Industries Inc.+ ............................         499,010
    215,000   Lamson & Sessions Co.+ ...........................       5,983,450
     21,000   MagneTek Inc.+ ...................................          83,370
    240,000   Myers Industries Inc. ............................       3,837,600
     51,000   Pentair Inc. .....................................       2,078,250
     80,000   Smiths Group plc .................................       1,366,298
     75,000   Trinity Industries Inc. ..........................       4,079,250

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

    115,000   Tyco International Ltd. ..........................  $    3,091,200
     10,000   Walter Industries Inc. ...........................         666,200
                                                                  --------------
                                                                     137,847,465
                                                                  --------------
              ELECTRONICS -- 1.1%
      9,600   Chemring Group plc ...............................         197,481
      3,000   Hitachi Ltd., ADR ................................         212,430
     13,000   Kyocera Corp., ADR ...............................       1,145,690
     22,000   Molex Inc., Cl. A ................................         653,840
     46,000   Samsung Electronics Co. Ltd., GDR (a)                   14,912,777
     50,000   Sony Corp., ADR ..................................       2,303,500
    205,000   Texas Instruments Inc. ...........................       6,656,350
                                                                  --------------
                                                                      26,082,068
                                                                  --------------
              ENERGY AND UTILITIES -- 8.1%
    110,000   AES Corp.+ .......................................       1,876,600
     40,000   AGL Resources Inc. ...............................       1,442,000
    150,000   Allegheny Energy Inc.+ ...........................       5,077,500
    100,000   Aquila Inc.+ .....................................         399,000
    250,000   BP plc, ADR ......................................      17,235,000
    230,000   Burlington Resources Inc. ........................      21,139,300
     25,000   CH Energy Group Inc. .............................       1,200,000
    354,000   Chevron Corp. ....................................      20,521,380
     15,000   Cinergy Corp. ....................................         681,150
    200,000   ConocoPhillips ...................................      12,630,000
     20,000   Constellation Energy Group .......................       1,094,200
      2,000   Cooper Cameron Corp.+ ............................          88,160
    124,000   Devon Energy Corp. ...............................       7,585,080
    100,000   DPL Inc. .........................................       2,700,000
     20,000   DTE Energy Co. ...................................         801,800
    255,000   Duke Energy Corp. ................................       7,433,250
    120,000   Duquesne Light Holdings Inc. .....................       1,980,000
     25,000   Edison International .............................       1,029,500
    350,000   El Paso Corp. ....................................       4,217,500
    280,000   El Paso Electric Co.+ ............................       5,331,200
    150,000   Energy East Corp. ................................       3,645,000
    110,000   EOG Resources Inc. ...............................       7,920,000
    340,000   Exxon Mobil Corp. ................................      20,692,400
     14,000   FPL Group Inc. ...................................         561,960
     40,625   GlobalSantaFe Corp. ..............................       2,467,969
     10,000   Halliburton Co. ..................................         730,200
     66,358   Kerr-McGee Corp. .................................       6,335,862
     22,086   NiSource Inc. ....................................         446,579
    185,000   Northeast Utilities ..............................       3,613,050
     10,000   NSTAR ............................................         286,100
     12,000   Oceaneering International Inc.+ ..................         687,600
      1,000   PetroChina Co. Ltd., ADR .........................         104,950
    100,000   Progress Energy Inc., CVO+ .......................          33,000
     50,000   Royal Dutch Shell plc, Cl. A, ADR                        3,113,000
    132,000   SJW Corp. ........................................       3,544,200
    305,000   Southwest Gas Corp. ..............................       8,524,750
     65,000   Transocean Inc.+ .................................       5,219,500
     70,000   TXU Corp. ........................................       3,133,200
     10,000   UIL Holdings Corp. ...............................         523,500
                                                                  --------------
                                                                     186,045,440
                                                                  --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT -- 6.6%
      8,010   Chestnut Hill Ventures+ (b) ......................  $      172,005
    715,000   Discovery Holding Co., Cl. A+ ....................      10,725,000
     45,000   DreamWorks Animation SKG Inc., Cl. A+ ............       1,190,250
     19,406   EMI Group plc ....................................          85,302
    185,000   EMI Group plc, ADR ...............................       1,623,708
    600,000   Gemstar-TV Guide International Inc.+ .............       1,854,000
    620,000   Grupo Televisa SA, ADR ...........................      12,338,000
  4,500,000   Liberty Media Corp., Cl. A+ ......................      36,945,000
  2,000,000   Rank Group plc ...................................       7,835,710
     20,000   Regal Entertainment Group, Cl. A .................         376,200
    100,000   Six Flags Inc.+ ..................................       1,018,000
    600,000   The Walt Disney Co. ..............................      16,734,000
  1,510,000   Time Warner Inc. .................................      25,352,900
     50,000   Triple Crown Media Inc.+ .........................         295,000
    401,000   Viacom Inc., Cl. A+ ..............................      15,542,760
     30,000   Viacom Inc., Cl. B+ ..............................       1,164,000
    540,000   Vivendi Universal SA, ADR ........................      18,468,000
     60,000   World Wrestling Entertainment Inc. ...............       1,014,000
                                                                  --------------
                                                                     152,733,835
                                                                  --------------
              ENVIRONMENTAL SERVICES -- 1.4%
    310,000   Allied Waste Industries Inc.+ ....................       3,794,400
    300,000   Republic Services Inc. ...........................      12,753,000
    450,000   Waste Management Inc. ............................      15,885,000
                                                                  --------------
                                                                      32,432,400
                                                                  --------------
              EQUIPMENT AND SUPPLIES -- 5.8%
    475,000   AMETEK Inc. ......................................      21,356,000
      3,000   Amphenol Corp., Cl. A ............................         156,540
    106,000   CIRCOR International Inc. ........................       3,095,200
    170,000   Crown Holdings Inc.+ .............................       3,015,800
    155,000   CTS Corp. ........................................       2,073,900
      4,000   Danaher Corp. ....................................         254,200
    396,000   Donaldson Co. Inc. ...............................      13,380,840
    300,000   Fedders Corp. ....................................         456,000
    405,000   Flowserve Corp.+ .................................      23,627,700
    175,000   Gerber Scientific Inc.+ ..........................       1,809,500
    215,000   GrafTech International Ltd.+ .....................       1,311,500
    522,000   IDEX Corp. .......................................      27,232,740
     24,000   Ingersoll-Rand Co. Ltd., Cl. A ...................       1,002,960
    300,000   Interpump Group SpA ..............................       2,357,667
    200,000   Lufkin Industries Inc. ...........................      11,088,000
     18,000   Manitowoc Co. Inc. ...............................       1,640,700
     47,866   Met-Pro Corp. ....................................         633,746
     10,000   Sealed Air Corp. .................................         578,700
     30,000   Valmont Industries Inc. ..........................       1,261,200
    435,000   Watts Water Technologies Inc., Cl. A .............      15,807,900
    120,000   Weir Group plc ...................................         912,139
                                                                  --------------
                                                                     133,052,932
                                                                  --------------
              FINANCIAL SERVICES -- 5.7%
     15,300   Alleghany Corp.+ .................................       4,429,350
    420,000   American Express Co. .............................      22,071,000

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

     90,000   Ameriprise Financial Inc. ........................  $    4,055,400
     50,000   Argonaut Group Inc.+ .............................       1,777,500
     10,000   Bank of America Corp. ............................         455,400
     55,000   Bank of New York Co. Inc. ........................       1,982,200
        220   Berkshire Hathaway Inc., Cl. A+ ..................      19,877,000
     55,000   BKF Capital Group Inc. ...........................         715,000
      7,500   Calamos Asset Management Inc., Cl. A .............         280,500
    150,000   Citigroup Inc. ...................................       7,084,500
     35,000   Commerzbank AG ...................................       1,394,605
    110,000   Commerzbank AG, ADR ..............................       4,371,565
    155,000   Deutsche Bank AG .................................      17,707,200
     55,000   H&R Block Inc. ...................................       1,190,750
     26,400   JPMorgan Chase & Co. .............................       1,099,296
      6,000   Lehman Brothers Holdings Inc. ....................         867,180
     38,000   Leucadia National Corp. ..........................       2,267,080
    120,000   Mellon Financial Corp. ...........................       4,272,000
     23,000   Merrill Lynch & Co. Inc. .........................       1,811,480
    380,000   Midland Co. ......................................      13,292,400
    150,000   Phoenix Companies Inc. ...........................       2,445,000
     30,000   PNC Financial Services Group Inc. ................       2,019,300
      2,500   Prudential Financial Inc. ........................         189,525
     40,000   St. Paul Travelers Companies Inc. ................       1,671,600
     85,000   State Street Corp. ...............................       5,136,550
     20,000   SunTrust Banks Inc. ..............................       1,455,200
     30,000   T. Rowe Price Group Inc. .........................       2,346,300
      1,000   The Allstate Corp. ...............................          52,110
     19,000   Unitrin Inc. .....................................         883,690
      8,500   Value Line Inc. ..................................         314,500
    198,000   Waddell & Reed Financial Inc., Cl. A .............       4,573,800
                                                                  --------------
                                                                     132,088,981
                                                                  --------------
              FOOD AND BEVERAGE -- 10.3%
    344,000   Brown-Forman Corp., Cl. A ........................      26,918,000
     80,000   Cadbury Schweppes plc, ADR .......................       3,200,000
    150,000   Campbell Soup Co. ................................       4,860,000
    180,000   Coca-Cola Co. ....................................       7,536,600
     80,000   Coca-Cola Enterprises Inc. .......................       1,627,200
     11,000   Coca-Cola Hellenic Bottling Co. SA ...............         342,320
    390,000   Corn Products International Inc. .................      11,532,300
    220,000   Del Monte Foods Co. ..............................       2,609,200
    318,000   Diageo plc, ADR ..................................      20,170,740
     70,000   Farmer Brothers Co. ..............................       1,561,000
    370,000   Flowers Foods Inc. ...............................      10,989,000
      3,000   Fomento Economico Mexicano
               SA de CV, ADR ...................................         274,980
    350,000   General Mills Inc. ...............................      17,738,000
    210,000   Groupe Danone ....................................      25,728,932
   100,000    Groupe Danone, ADR ...............................       2,563,000
  1,267,800   Grupo Bimbo SA de CV, Cl. A ......................       4,166,290
    200,000   H.J. Heinz Co. ...................................       7,584,000
     10,000   Hain Celestial Group Inc.+ .......................         261,900
    135,000   Kellogg Co. ......................................       5,945,400
     95,000   Kerry Group plc, Cl. A ...........................       2,314,599
     33,000   LVMH Moet Hennessy Louis Vuitton SA ..............       3,235,294
      9,000   Nestle SA ........................................       2,671,729

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
    783,400   PepsiAmericas Inc. ...............................  $   19,154,130
    355,000   PepsiCo Inc. .....................................      20,515,450
     25,280   Pernod-Ricard SA, ADR ............................       1,201,053
    155,000   Ralcorp Holdings Inc.+ ...........................       5,897,750
     65,000   The Hershey Co. ..................................       3,394,950
     20,000   The J.M. Smucker Co. .............................         794,000
    158,117   Tootsie Roll Industries Inc. .....................       4,628,095
     50,000   Vincor International Inc. ........................       1,348,632
    255,000   Wm. Wrigley Jr. Co. ..............................      16,320,000
                                                                  --------------
                                                                     237,084,544
                                                                  --------------
              HEALTH CARE -- 3.6%
     26,222   Allergan Inc. ....................................       2,845,087
     44,000   Amgen Inc.+ ......................................       3,201,000
     24,000   AngioDynamics Inc.+ ..............................         721,440
      3,000   ArthroCare Corp.+ ................................         143,460
     44,000   Biogen Idec Inc.+ ................................       2,072,400
      4,000   Biomet Inc. ......................................         142,080
     15,000   Biosite Inc.+ ....................................         778,950
    155,000   Bristol-Myers Squibb Co. .........................       3,814,550
     90,000   Chemed Corp. .....................................       5,340,600
    100,000   Chiron Corp.+ ....................................       4,581,000
     35,000   CONMED Corp.+ ....................................         670,250
      5,500   DENTSPLY International Inc. ......................         319,825
     90,000   Eli Lilly & Co. ..................................       4,977,000
     35,000   Exactech Inc.+ ...................................         489,300
     40,000   Henry Schein Inc.+ ...............................       1,914,400
     15,000   Hospira Inc.+ ....................................         591,900
     25,000   IMS Health Inc. ..................................         644,250
     15,000   Inverness Medical Innovations Inc.+ ..............         430,950
     45,000   Invitrogen Corp.+ ................................       3,155,850
     70,000   Johnson & Johnson ................................       4,145,400
    120,000   Medco Health Solutions Inc.+ .....................       6,866,400
    150,000   Merck & Co. Inc. .................................       5,284,500
      2,000   Nobel Biocare Holding AG .........................         445,288
     15,000   Orthofix International NV+ .......................         597,300
      4,000   OrthoLogic Corp.+ ................................           8,800
     32,000   Patterson Companies Inc.+ ........................       1,126,400
    475,000   Pfizer Inc. ......................................      11,837,000
    133,000   Schering-Plough Corp. ............................       2,525,670
      2,000   Stryker Corp. ....................................          88,680
    150,000   Sybron Dental Specialties Inc.+ ..................       6,186,000
     30,000   Thoratec Corp.+ ..................................         578,100
     35,000   William Demant Holding A/S+ ......................       2,319,010
      5,000   Wright Medical Group Inc.+ .......................          98,750
     55,000   Wyeth ............................................       2,668,600
      1,000   Young Innovations Inc. ...........................          36,520
                                                                  --------------
                                                                      81,646,710
                                                                  --------------
              HOTELS AND GAMING -- 3.2%
    110,000   Aztar Corp.+ .....................................       4,618,900
     10,000   Churchill Downs Inc. .............................         383,200

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

    336,000   Gaylord Entertainment Co.+ .......................  $   15,247,680
     85,000   GTECH Holdings Corp. .............................       2,894,250
     35,000   Harrah's Entertainment Inc. ......................       2,728,600
    590,000   Hilton Hotels Corp. ..............................      15,021,400
     39,600   International Game Technology ....................       1,394,712
     21,000   Kerzner International Ltd.+ ......................       1,634,220
  2,982,300   Ladbrokes plc ....................................      20,155,926
     22,000   Las Vegas Sands Corp.+ ...........................       1,246,520
     50,000   MGM Mirage+ ......................................       2,154,500
     10,000   Pinnacle Entertainment Inc.+ .....................         281,700
     90,000   Starwood Hotels & Resorts
               Worldwide Inc. ..................................       6,095,700
                                                                  --------------
                                                                      73,857,308
                                                                  --------------
              MACHINERY -- 1.8%
    140,000   Caterpillar Inc. .................................      10,053,400
     20,000   CNH Global NV ....................................         515,600
    396,000   Deere & Co. ......................................      31,303,800
                                                                  --------------
                                                                      41,872,800
                                                                  --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.4%
    100,000   Cavalier Homes Inc.+ .............................         700,000
     32,200   Cavco Industries Inc.+ ...........................       1,564,598
    110,000   Champion Enterprises Inc.+ .......................       1,645,600
     30,000   Coachmen Industries Inc. .........................         341,400
    120,000   Fleetwood Enterprises Inc.+ ......................       1,340,400
     78,000   Huttig Building Products Inc.+ ...................         726,180
     12,500   Nobility Homes Inc. ..............................         309,500
     20,000   Palm Harbor Homes Inc.+ ..........................         428,600
     71,500   Skyline Corp. ....................................       2,958,670
     11,000   Southern Energy Homes Inc.+ ......................          65,560
                                                                  --------------
                                                                      10,080,508
                                                                  --------------
              METALS AND MINING -- 1.8%
     45,000   Alcoa Inc. .......................................       1,375,200
     85,000   Arizona Star Resource Corp.+ .....................         748,941
    403,580   Barrick Gold Corp. ...............................      10,993,519
     12,525   Freeport-McMoRan Copper &
               Gold Inc., Cl. B ................................         748,619
     10,000   Inco Ltd. ........................................         498,900
    100,000   Ivanhoe Mines Ltd.+ ..............................         963,000
     50,000   Kinross Gold Corp.+ ..............................         546,500
    510,000   Newmont Mining Corp. .............................      26,463,900
                                                                  --------------
                                                                      42,338,579
                                                                  --------------
              PUBLISHING -- 7.0%
    225,000   Belo Corp., Cl. A ................................       4,473,000
     60,500   Dow Jones & Co. Inc. .............................       2,377,650
     30,000   EMAP plc .........................................         459,197
    200,000   Independent News & Media plc .....................         647,131
      3,000   Knight-Ridder Inc. ...............................         189,630
     38,000   Lee Enterprises Inc. .............................       1,265,020
     64,000   McClatchy Co., Cl. A .............................       3,126,400
    280,000   McGraw-Hill Companies Inc. .......................      16,133,600
    370,000   Media General Inc., Cl. A ........................      17,249,400

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

              COMMON STOCKS (CONTINUED)
              PUBLISHING (CONTINUED)
     80,000   Meredith Corp. ...................................  $    4,463,200
    132,000   New York Times Co., Cl. A ........................       3,340,920
  4,835,000   News Corp., Cl. A ................................      80,309,350
     24,000   News Corp., Cl. B ................................         421,440
    645,000   PRIMEDIA Inc.+ ...................................       1,335,150
    235,000   Reader's Digest Association Inc. .................       3,466,250
     20,300   Seat Pagine Gialle SpA+ ..........................           9,705
    245,000   The E.W. Scripps Co., Cl. A ......................      10,953,950
    120,000   Thomas Nelson Inc. ...............................       3,510,000
    290,000   Tribune Co. ......................................       7,954,700
                                                                  --------------
                                                                     161,685,693
                                                                  --------------
              REAL ESTATE -- 1.3%
    120,082   Florida East Coast Industries Inc. ...............       6,472,420
    100,000   Griffin Land & Nurseries Inc.+ ...................       3,100,000
     75,000   ProLogis .........................................       4,012,500
    260,000   St. Joe Co. ......................................      16,338,400
                                                                  --------------
                                                                      29,923,320
                                                                  --------------
              RETAIL -- 1.1%
     35,000   Aaron Rents Inc. .................................         950,950
     60,750   Aaron Rents Inc., Cl. A ..........................       1,488,375
     80,000   Albertson's Inc. .................................       2,053,600
    345,000   AutoNation Inc.+ .................................       7,434,750
     14,000   AutoZone Inc.+ ...................................       1,395,660
    130,000   Burlington Coat Factory Warehouse Corp. ..........       5,908,500
     20,000   Coldwater Creek Inc.+ ............................         556,000
     35,000   Costco Wholesale Corp. ...........................       1,895,600
     35,000   CSK Auto Corp.+ ..................................         485,450
    118,000   Kroger Co.+ ......................................       2,402,480
     10,000   Safeway Inc. .....................................         251,200
                                                                  --------------
                                                                      24,822,565
                                                                  --------------
              SPECIALTY CHEMICALS -- 1.4%
    150,000   Chemtura Corp. ...................................       1,767,000
    467,500   Ferro Corp. ......................................       9,350,000
    130,000   General Chemical Group Inc.+ .....................           2,730
     70,000   H.B. Fuller Co. ..................................       3,593,800
    260,000   Hercules Inc.+ ...................................       3,588,000
     40,000   International Flavors & Fragrances Inc. ..........       1,372,800
    122,600   Material Sciences Corp.+ .........................       1,481,008
    648,000   Omnova Solutions Inc.+ ...........................       3,965,760
    350,000   Sensient Technologies Corp. ......................       6,317,500
     13,380   Tronox Inc., Cl. B+ ..............................         227,333
                                                                  --------------
                                                                      31,665,931
                                                                  --------------
              TELECOMMUNICATIONS -- 6.5%
     40,000   ALLTEL Corp. .....................................       2,590,000
    260,000   AT&T Inc. ........................................       7,030,400
     14,000   Brasil Telecom Participacoes SA, ADR .............         508,060
    260,000   BT Group plc .....................................       1,002,832

                                                                       MARKET
    SHARES                                                             VALUE*
    ------                                                             ------

     20,000   BT Group plc, ADR ................................  $      776,400
     67,000   CenturyTel Inc. ..................................       2,621,040
    525,000   Cincinnati Bell Inc.+ ............................       2,373,000
    125,000   Citizens Communications Co. ......................       1,658,750
    280,000   Commonwealth Telephone Enterprises Inc. ..........       9,646,000
     80,000   Deutsche Telekom AG, ADR .........................       1,345,600
     35,000   France Telecom SA, ADR ...........................         786,800
  2,230,000   Qwest Communications International Inc.+ .........      15,164,000
  1,040,000   Sprint Nextel Corp. ..............................      26,873,600
     75,403   Tele Norte Leste Participacoes SA, ADR ...........       1,257,722
  4,300,935   Telecom Italia SpA ...............................      12,548,173
    280,000   Telecom Italia SpA, ADR ..........................       8,176,000
     94,000   Telefonica SA, ADR ...............................       4,415,180
     10,400   Telefonica SA, BDR ...............................         163,401
     40,000   Telefonos de Mexico SA de CV, Cl. L, ADR                   899,200
    592,000   Telephone & Data Systems Inc. ....................      23,348,480
    527,000   Telephone & Data Systems Inc., Special                  19,894,250
    180,000   Verizon Communications Inc. ......................       6,130,800
                                                                  --------------
                                                                     149,209,688
                                                                  --------------
              TRANSPORTATION -- 0.6%
     85,000   AMR Corp.+ .......................................       2,299,250
    260,000   GATX Corp. .......................................      10,735,400
     63,000   Grupo TMM SA, Cl. A, ADR+ ........................         309,960
      4,000   Kansas City Southern+ ............................          98,800
      7,900   Providence & Worcester Railroad Co. ..............         128,375
                                                                  --------------
                                                                      13,571,785
                                                                  --------------
              WIRELESS COMMUNICATIONS -- 0.9%
    150,000   America Movil SA de CV, Cl. L, ADR ...............       5,139,000
    120,000   Nextel Partners Inc., Cl. A+ .....................       3,398,400
     72,000   Price Communications Corp.+ ......................       1,273,680
      1,350   Tele Norte Celular Participacoes SA, ADR .........          14,256
      3,375   Telemig Celular Participacoes SA, ADR ............         160,853
     13,001   Tim Participacoes SA, ADR ........................         481,427
    175,200   United States Cellular Corp.+ ....................      10,399,872
        192   Vivo Participacoes SA+ ...........................           1,109
     67,506   Vivo Participacoes SA, ADR .......................         288,925
      4,174   Vivo Participacoes SA, Pfd.+ .....................          17,803
      5,000   Vodafone Group plc, ADR ..........................         104,500
                                                                  --------------
                                                                      21,279,825
                                                                  --------------
              TOTAL COMMON STOCKS ..............................   2,290,662,568
                                                                  --------------
              PREFERRED STOCKS -- 0.2%
              AEROSPACE -- 0.2%
     29,500   Northrop Grumman Corp.,
               7.000% Cv. Pfd., Ser. B .........................       3,975,125
                                                                  --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
    AMOUNT                                                             VALUE*
    ------                                                             ------

              CONVERTIBLE CORPORATE BONDS -- 0.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $1,500,000   Pep Boys - Manny, Moe & Jack, Cv.,
               4.250%, 06/01/07 ................................ $    1,471,875
  1,000,000   Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 ................................        850,000
                                                                 --------------
                                                                      2,321,875
                                                                 --------------
              AVIATION: PARTS AND SERVICES -- 0.0%
    500,000   GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 ................................        563,750
                                                                 --------------
              BUSINESS SERVICES -- 0.1%
  1,000,000   Trans-Lux Corp., Sub. Deb. Cv.,
               7.500%, 12/01/06 ................................        986,250
                                                                 --------------
              CABLE AND SATELLITE -- 0.0%
    500,000   Charter Communications Inc., Cv.,
               4.750%, 06/01/06 ................................        497,500
                                                                 --------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
  2,000,000   Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09 ................................      1,980,000
  1,100,000   Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 ................................      1,043,625
                                                                 --------------
                                                                      3,023,625
                                                                 --------------
              METALS AND MINING -- 0.0%
    100,000   Inco Ltd., Cv.,
               Zero Coupon, 03/29/21 ...........................        132,750
                                                                 --------------
              TOTAL CONVERTIBLE CORPORATE
               BONDS ...........................................      7,525,750
                                                                 --------------

    SHARES
    ------
              WARRANTS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
      1,097   Lucent Technologies Inc.,
               expire 12/10/07+ ................................            685
                                                                 --------------
              ENERGY AND UTILITIES -- 0.0%
     11,313   Mirant Corp., Ser. A,
               expire 01/03/11+ ................................        115,393
                                                                 --------------
              TOTAL WARRANTS ...................................        116,078
                                                                 --------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $1,160,076,899) ........................... $2,302,279,521
                                                                 ==============
------------------
              For Federal tax purposes:
              Aggregate cost ................................... $1,160,076,899
                                                                 ==============
              Gross unrealized appreciation .................... $1,173,424,222
              Gross unrealized depreciation ....................    (31,221,600)
                                                                 --------------
              Net unrealized appreciation (depreciation) ....... $1,142,202,622
                                                                 ==============
------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the Rule 144A security is considered liquid and the market value amounted to $14,912,777 or 0.65% of total investments.
 (b)  Security  fair  valued  under  procedures  established  by  the  Board  of
      Trustees.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of the fair valued security amounted to $172,005 or 0.01% of total investments.
 +    Non-income producing security.
 ADR  American Depository Receipt
 BDR  Brazilian Depository Receipt
 CVO  Contingent Value Obligation
 GDR  Global Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.